Description Of Business And Summary Of Significant Accounting Policies (Policies)	1 Months Ended	3 Months Ended
	Jan. 31, 2015	Apr. 30, 2015
Formation and Business of the Company
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

        The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP"). The accompanying financial statements include the accounts of BioPharmX and our wholly-owned subsidiary. All intercompany transactions have been eliminated in consolidation.

Basis of Presentation and Principles of Consolidation

These unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting and include the accounts of the Company and its subsidiary. Certain information and note disclosures normally included in the consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these unaudited interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2014, filed on March 30, 2015, and the Transition Report on Form 10-K for the one-month transition period ended January 31, 2015, filed on April 20, 2015. The condensed consolidated balance sheet as of January 31, 2015, included herein, was derived from the audited consolidated financial statements as of that date.

The unaudited interim condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary and have been prepared on the same basis as the audited consolidated financial statements and include all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the Company’s statement of financial position as of April 30, 2015 and January 31, 2015, and the Company’s results of operations and its cash flows for the three months ended April 30, 2015 and 2014.  The results for the three months ended April 30, 2015 are not necessarily indicative of the results to be expected for the year ending January 31, 2016 or any future period.

Use of Estimates

Use of Estimates

        The preparation of these financial statements requires us to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosures. On an ongoing basis, management evaluates its significant accounting policies or estimates. The Company bases its estimates on historical experience and on various market specific and other relevant assumptions that the Company believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ significantly from these estimates and such differences may be material to the financial statements.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses recognized during the reported period. Actual results could differ from those estimates.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

        The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset might not be recoverable. When such an event occurs, management determines whether there has been an impairment by comparing the anticipated undiscounted future net cash flows to the related asset's carrying value. If an asset is considered impaired, the asset is written down to fair value, which is determined based either on discounted cash flows or appraised value, depending on the nature of the asset. The Company has not identified any such impairment losses to date.

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset might not be recoverable. When such an event occurs, management determines whether there has been an impairment by comparing the anticipated undiscounted future net cash flows to the related asset’s carrying value. If an asset is considered impaired, the asset is written down to fair value, which is determined based either on discounted cash flows or appraised value, depending on the nature of the asset. The Company has not identified any such impairment losses to date.

Advertising Expenses

Advertising Expenses

        The Company expenses the costs of advertising, including promotional expenses, as incurred. Advertising expenses were $90,000, $2,000 (unaudited), $68,000 and $7,000 in the months ended January 31, 2015 and 2014 and the years ended December 31, 2014 and 2013, respectively.

Advertising Expenses

The Company expenses the costs of advertising, including promotional expenses, as incurred. Advertising expenses were $235,000 for the three months ended April 30, 2015.  No advertising expenses were incurred for the three months ended April 30, 2014.

Net Loss Per Share

Net Loss Per Share Attributable to BioPharmX Common Stockholders

        The following table is a reconciliation of the numerator and denominator used in the calculation of basic and diluted net loss per share attributable to BioPharmX common stockholders:

	Month ended January 31,		Year ended December 31,
	2015	2014	2014	2013
		(Unaudited)
Numerator:
Net loss available to BioPharmX common stockholders (in thousands)	$(1,237)	$(364)	$(8,129)	$(1,588)
Denominator:
Weighted-avarage shares of common stock outstanding used in the calculation of basic net income per share attributable to BioPharmX common stockholders	11,408,000	7,750,000	10,217,000	7,119,000
Effect of dilutive securities:
Stock options and equivalents	—	—	—	—
Convertible redeemable preferred stock	—	—	—	—

Weighted-avarage shares of common stock outstanding used in the calculation of diluted net income per share attributable to BioPharmX common stockholders	11,408,000	7,750,000	10,217,000	7,119,000

        Basic net loss per share attributable to BioPharmX common stockholders is calculated based on the weighted-average number of shares of our common stock outstanding during the period. Diluted net loss per share attributable to BioPharmX common stockholders is calculated based on the weighted-average number of shares of our common stock outstanding and other dilutive securities outstanding during the period. The potential dilutive shares of our common stock resulting from the assumed exercise of outstanding stock options and the assumed conversion of convertible notes are determined under the treasury stock method.

        The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share of common stock for the periods presented because including them would have been antidilutive:

	Month ended January 31,		Year ended December 31,
	2015	2014	2014	2013
		(Unaudited)
Convertible redeemable preferred stock	4,207,987	—	4,207,987	—
Stock options and awards to purchase common stock	2,882,585	2,606,000	2,802,690	2,606,000
Common stock warrants	2,702,543	—	2,702,543	—

Net Loss per Share

Basic net loss per share attributable to common stockholders is calculated based on the weighted-average number of shares of the Company’s common stock outstanding during the period. Diluted net loss per share attributable to common stockholders is calculated based on the weighted-average number of shares of the Company’s common stock outstanding and other dilutive securities outstanding during the period. The potential dilutive shares of common stock resulting from the assumed exercise of outstanding stock options and the assumed conversion of convertible notes are determined under the treasury stock method.

For the three months ended April 30, 2015 and 2014, 9,282,000 and 3,871,000 potentially dilutive securities, respectively, were excluded from the computation of diluted loss per share because their effect on net loss per share would be anti-dilutive.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs, which primarily consist of legal, accounting and other regulatory fees relating to a proposed public offering of the Company’s common stock (the “Offering”), are capitalized within prepaid expenses and other current assets. The deferred offering costs will be offset against the Offering proceeds upon the consummation of the Offering. In the event the Offering is terminated, deferred offering costs will be expensed.